FINANCIAL CHARGES AND OTHER (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL CHARGES AND OTHER
Interest Expense		$ 17	$ 18
Amortization of realized loss on derivative instrument (Note 11)	[1]			$ 1	$ 1	$ 1
Financial charges and other	[1]	$ 17	$ 18	$ 71	$ 63	$ 61

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).